Leases	9 Months Ended
Mar. 31, 2023
Lessee Disclosure [Abstract]
Leases

9. Leases

The Company leases certain office space and laboratory space. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company does not recognize right-of-use assets or lease liabilities for leases determined to have a term of 12 months or less. Many of the Company's leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces it occupies.

Variable executory costs, as it relates to net leases, are excluded from the calculation of the lease liability. Variable executory costs include costs relating to utilities, repairs, maintenance, insurance, common area expenses, and taxes paid for the leased asset during its economic life. The Company expenses the variable lease payments in the period in which it incurs the obligation to pay such variable amounts and will be included in variable lease costs in the leases footnote disclosure. These variable lease payments are not included in the Company's calculation of its right-of-use assets or lease liabilities.

Upon adoption of ASC 842, the Company elected the package of practical expedients and the hindsight practical expedient but did not elect the easement practical expedient which is not applicable to the Company as the Company does not have any ground leases. In accordance with the package of practical expedients, the Company has not reassessed any of their existing or expired contracts or any other agreements that were previously concluded to not contain a lease for the following practical expedient guidance: (1) whether the arrangement is or contains a lease, (2) lease classification and (3) whether previously capitalized costs continue to qualify as initial direct costs.

The Company leased lab space in Salt Lake City, UT, under a five-year lease, the term of which commenced in November 2019. The Company has measured its right-of-use assets and lease liabilities based on lease terms ending in October 2024.

The Company leased lab space in New York City, NY under an initial three-month lease, the term of which commenced in February 2019. The Company has classified this lease as a short-term lease as the Company concluded that the noncancelable terms of this lease was less than one year at the commencement and none of the Company's renewals or amendments were for additional noncancelable terms greater than one year.

The Company leased lab space in St. Petersburg, FL from under an initial one-year term, the term of which commenced in January 2022. The Company has classified this lease as a short-term lease as the Company concluded that the noncancelable terms of this lease was less than one year at the commencement and none of the Company's renewals or amendments were for additional noncancelable terms greater than one year.

The Company leased office space in New York City, NY under an initial month-to-month term, the term of which commenced in June 2018. The lease did not have termination or formal renewal options however the Company can renew their spaces if they are still needed and are still available at the end of the term. The Company has classified this lease as a short-term lease as the Company concluded that the noncancelable terms of this lease was less than one year at the commencement and none of the Company's renewals or amendments were for additional noncancelable terms greater than one year.

The Company identified and assessed the following significant assumptions in recognizing its right-of-use assets and corresponding lease liabilities during the adoption of ASC 842:

As the Company's leases do not provide an implicit rate, it estimated the incremental borrowing rate for each lease by considering average interest rates on commercial real estate loans during 2022 which range from 2.2%, for established borrowers with excellent credit ratings, to 18.0%, for borrowers early in the business’ life cycle and with lower credit ratings. As the Company is an early-stage biotech company with minimal revenues, the Company concluded that a 10.0% IBR, the approximate midpoint between the average commercial real estate loans during 2022, is an appropriate discount rate to use for the Utah lease, which was the only lease existing as of the adoption date.

The following table shows the lease balance sheet classification of leases for the quarter ended March 31, 2023 (in thousands):

(in thousands)	March 31, 2023
Assets
Operating lease right-of-use assets, net of accumulated amortization	$187
Liabilities
Current	$129
Operating lease liabilities, current
Non-current
Operating lease liabilities, non-current	$71
Total lease liabilities	$200

The following table shows the lease costs for the nine months ended March 31, 2023 (in thousands):

Lease costs (in thousands)	Statement of operations classification	March 31, 2023
Operating lease costs	Operating expenses: research and development	$97
Short term lease costs	Operating expenses: research and development	$32
Short term lease costs	Operating expenses: general and administrative	$106
Short term lease costs	Cost of goods sold	$284
Total lease costs		$519

Other information	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$97
Remaining lease term - operating leases (in years)	1.6
Discount rate - operating leases	10%

The future minimum payments for noncancelable leases with terms in excess of one year as of December 31, 2022 are payable as follows (in thousands):

2023	$42
2024	$157
2025	$46
Total	$245

The Company recognized rent expense of $0.2 million and $0.2 million during the three months ended March 31, 2023 and 2022, respectively, and $0.5 million and $0.5 million during the nine months ended March 31, 2023 and 2022, respectively.